NATIONWIDE VA

SEPARATE

ACCOUNT-D

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VA Separate Account-D:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

Variable Insurance Portfolios - Asset Strategy (WRASP)
3,460,806 shares (cost $32,113,694)	$37,120,260
Variable Insurance Portfolios - Balanced (WRBP)
1,173,780 shares (cost $9,905,039)	10,999,958
Variable Insurance Portfolios - Bond (WRBDP)
4,219,390 shares (cost $23,047,277)	24,888,496
Variable Insurance Portfolios - Core Equity (WRCEP)
2,244,164 shares (cost $25,293,916)	27,784,544
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)
409,789 shares (cost $2,535,717)	2,968,798
Variable Insurance Portfolios - Energy (WRENG)
201,407 shares (cost $1,151,339)	1,187,110
Variable Insurance Portfolios - Global Natural Resources (WRGNR)
922,338 shares (cost $4,966,218)	4,648,308
Variable Insurance Portfolios - Growth (WRGP)
2,805,908 shares (cost $24,645,667)	29,816,420
Variable Insurance Portfolios - High Income (WRHIP)
4,761,926 shares (cost $14,954,725)	18,071,987
Variable Insurance Portfolios - International Growth (WRIP)
1,029,204 shares (cost $7,649,364)	8,711,078
Variable Insurance Portfolios - International Core Equity (WRI2P)
126,483 shares (cost $1,938,506)	2,032,468
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)
41,860 shares (cost $905,738)	884,432
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
371,854 shares (cost $2,678,484)	3,174,706
Variable Insurance Portfolios - Money Market (WRMMP)
5,327,744 shares (cost $5,327,744)	5,327,744
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
227,068 shares (cost $1,297,827)	1,792,499
Variable Insurance Portfolios - Science and Technology (WRSTP)
976,494 shares (cost $14,948,376)	17,678,159
Variable Insurance Portfolios - Small Cap Growth (WRSCP)
1,258,010 shares (cost $11,745,555)	12,071,991
Variable Insurance Portfolios - Small Cap Value (WRSCV)
70,015 shares (cost $881,703)	1,123,219
Variable Insurance Portfolios - Value (WRVP)
1,501,332 shares (cost $7,514,428)	8,964,755

Total Investments	$219,246,932

Accounts Receivable	57

$219,246,989

Contract Owners’ Equity:
Accumulation units	219,051,649
Contracts in payout (annuitization) period (note 1f)	195,340

Total Contract Owners’ Equity (note 5)	$219,246,989

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$	3,256,129	458,639	185,518	871,160	181,888	33,690	-	-
Mortality and expense risk charges (note 2)		(3,505,447)	(581,101)	(179,280)	(403,122)	(448,572)	(46,637)	(21,587)	(85,315)

Net investment income (loss)		(249,318)	(122,462)	6,238	468,038	(266,684)	(12,947)	(21,587)	(85,315)

Realized gain (loss) on investments		8,919,834	891,022	775,853	782,099	2,638,091	(80,509)	113,869	352,454
Change in unrealized gain (loss) on investments		9,951,193	5,430,502	(259,681)	(339,342)	(610,346)	438,940	(100,023)	(671,638)

Net gain (loss) on investments		18,871,027	6,321,524	516,172	442,757	2,027,745	358,431	13,846	(319,184)

Reinvested capital gains		10,325,263	-	671,824	220,950	3,045,659	-	-	351,181

Net increase (decrease) in contract owners’ equity resulting from operations	$	28,946,972	6,199,062	1,194,234	1,131,745	4,806,720	345,484	(7,741)	(53,318)

Investment Activity:		WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP
Reinvested dividends	$	20,148	1,108,813	185,656	56,008	-	-	1,174	15,354
Mortality and expense risk charges (note 2)		(477,654)	(261,765)	(131,962)	(34,196)	(15,377)	(52,243)	(84,987)	(30,567)

Net investment income (loss)		(457,506)	847,048	53,694	21,812	(15,377)	(52,243)	(83,813)	(15,213)

Realized gain (loss) on investments		2,555,095	279,412	(576,492)	192,178	105,587	379,043	-	387,609
Change in unrealized gain (loss) on investments		(928,592)	1,593,186	1,237,711	10,227	(70,543)	(273,708)	-	(63,926)

Net gain (loss) on investments		1,626,503	1,872,598	661,219	202,405	35,044	105,335	-	323,683

Reinvested capital gains		2,386,589	-	606,393	20,316	82,092	352,567	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	3,555,586	2,719,646	1,321,306	244,533	101,759	405,659	(83,813)	308,470

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:		WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$	-	-	5,364	132,717
Mortality and expense risk charges (note 2)		(278,478)	(207,893)	(17,753)	(146,958)

Net investment income (loss)		(278,478)	(207,893)	(12,389)	(14,241)

Realized gain (loss) on investments		323,503	79,372	150,301	(428,653)
Change in unrealized gain (loss) on investments		2,910,354	482,914	(29,078)	1,194,236

Net gain (loss) on investments		3,233,857	562,286	121,223	765,583

Reinvested capital gains		1,368,284	326,069	78,476	814,863

Net increase (decrease) in contract owners’ equity resulting from operations	$	4,323,663	680,462	187,310	1,566,205

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		Total		WRASP		WRBP		WRBDP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(249,318)	(824,330)	(122,462)	(207,786)	6,238	7,538	468,038	356,900
Realized gain (loss) on investments		8,919,834	14,453,170	891,022	1,698,379	775,853	1,104,633	782,099	815,093
Change in unrealized gain (loss) on investments		9,951,193	(28,070,270)	5,430,502	(5,067,876)	(259,681)	(2,034,205)	(339,342)	352,908
Reinvested capital gains		10,325,263	5,277,913	-	-	671,824	1,211,504	220,950	203,536

Net increase (decrease) in contract owners’ equity resulting from operations		28,946,972	(9,163,517)	6,199,062	(3,577,283)	1,194,234	289,470	1,131,745	1,728,437

Equity transactions:
Purchase payments received from contract owners (note 3)		3,847,683	2,885,911	419,065	328,185	58,395	191,304	168,578	195,497
Transfers between funds		-	-	134,859	(2,690,239)	(214,595)	(429,320)	517,255	2,239,439
Redemptions (note 3)		(60,132,887)	(82,211,343)	(7,935,112)	(12,153,503)	(2,912,619)	(3,712,375)	(6,939,736)	(8,904,054)
Annuity benefits		(48,740)	(144,237)	(9,800)	(38,594)	(3,256)	(12,927)	(13,774)	(15,055)
Contract maintenance charges (note 2)		(58,384)	(67,237)	(8,912)	(10,233)	(3,053)	(3,617)	(5,764)	(6,169)
Contingent deferred sales charges (note 2)		(32,879)	(104,376)	(4,447)	(18,723)	(1,221)	(3,728)	(3,475)	(9,030)
Adjustments to maintain reserves		(770)	(1,206)	(63)	120	(192)	(88)	(44)	390

Net equity transactions		(56,425,977)	(79,642,488)	(7,404,410)	(14,582,987)	(3,076,541)	(3,970,751)	(6,276,960)	(6,498,982)

Net change in contract owners’ equity		(27,479,005)	(88,806,005)	(1,205,348)	(18,160,270)	(1,882,307)	(3,681,281)	(5,145,215)	(4,770,545)
Contract owners’ equity beginning of period		246,725,994	335,531,999	38,325,585	56,485,855	12,882,254	16,563,535	30,033,635	34,804,180

Contract owners’ equity end of period	$	219,246,989	246,725,994	37,120,237	38,325,585	10,999,947	12,882,254	24,888,420	30,033,635

CHANGES IN UNITS:
Beginning units		18,609,448	24,332,727	1,837,498	2,477,932	921,286	1,205,532	1,987,103	2,433,445
Units purchased		1,575,500	2,536,597	117,273	82,479	29,095	60,381	209,763	415,993
Units redeemed		(5,657,272)	(8,259,876)	(438,653)	(722,913)	(235,733)	(344,627)	(615,647)	(862,335)

Ending units		14,527,676	18,609,448	1,516,118	1,837,498	714,648	921,286	1,581,219	1,987,103

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRCEP		WRDIV		WRENG		WRGNR
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(266,684)	(423,878)	(12,947)	(19,087)	(21,587)	(31,971)	(85,315)	(146,279)
Realized gain (loss) on investments		2,638,091	3,577,873	(80,509)	(175,715)	113,869	281,065	352,454	(1,069,853)
Change in unrealized gain (loss) on investments		(610,346)	(4,126,549)	438,940	(18,017)	(100,023)	(454,090)	(671,638)	(877,926)
Reinvested capital gains		3,045,659	1,226,621	-	-	-	-	351,181	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,806,720	254,067	345,484	(212,819)	(7,741)	(204,996)	(53,318)	(2,094,058)

Equity transactions:
Purchase payments received from contract owners (note 3)		249,756	262,543	18,274	43,905	31,972	34,559	73,519	93,477
Transfers between funds		(1,876,157)	(533,153)	7,186	(210,365)	(215,839)	(57,626)	(88,724)	(1,821,495)
Redemptions (note 3)		(7,667,203)	(9,225,695)	(638,864)	(1,166,102)	(272,335)	(510,709)	(1,379,670)	(2,190,095)
Annuity benefits		(1,759)	(1,671)	(113)	(116)	(478)	(553)	(234)	(302)
Contract maintenance charges (note 2)		(8,093)	(9,128)	(577)	(692)	(336)	(421)	(1,301)	(1,842)
Contingent deferred sales charges (note 2)		(2,981)	(10,898)	(593)	(2,239)	(389)	(564)	(985)	(4,370)
Adjustments to maintain reserves		(49)	42	84	96	(27)	(15)	(50)	(2,507)

Net equity transactions		(9,306,486)	(9,517,960)	(614,603)	(1,335,513)	(457,432)	(535,329)	(1,397,445)	(3,927,134)

Net change in contract owners’ equity		(4,499,766)	(9,263,893)	(269,119)	(1,548,332)	(465,173)	(740,325)	(1,450,763)	(6,021,192)
Contract owners’ equity beginning of period		32,284,307	41,548,200	3,237,913	4,786,245	1,652,259	2,392,584	6,099,079	12,120,271

Contract owners’ equity end of period	$	27,784,541	32,284,307	2,968,794	3,237,913	1,187,086	1,652,259	4,648,316	6,099,079

CHANGES IN UNITS:
Beginning units		3,003,913	3,872,913	258,183	358,605	151,586	196,756	491,079	755,918
Units purchased		65,793	184,248	29,335	22,364	9,105	30,690	87,251	79,141
Units redeemed		(857,687)	(1,053,248)	(75,235)	(122,786)	(51,841)	(75,860)	(205,495)	(343,980)

Ending units		2,212,019	3,003,913	212,283	258,183	108,850	151,586	372,835	491,079

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRGP		WRHIP		WRIP		WRI2P
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(457,506)	(432,679)	847,048	1,141,400	53,694	(128,772)	21,812	1,829
Realized gain (loss) on investments		2,555,095	3,915,670	279,412	172,644	(576,492)	798,005	192,178	(413,145)
Change in unrealized gain (loss) on investments		(928,592)	(4,544,498)	1,593,186	(567,482)	1,237,711	(1,682,736)	10,227	(85,024)
Reinvested capital gains		2,386,589	1,469,837	-	-	606,393	-	20,316	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,555,586	408,330	2,719,646	746,562	1,321,306	(1,013,503)	244,533	(496,340)

Equity transactions:
Purchase payments received from contract owners (note 3)		285,846	306,325	138,325	80,059	25,946	103,297	5,548	48,041
Transfers between funds		(832,381)	(1,440,480)	1,940,912	444,263	531,238	(1,500,488)	(218,541)	56,400
Redemptions (note 3)		(7,351,048)	(10,353,579)	(4,170,100)	(4,975,490)	(2,350,501)	(2,987,066)	(559,598)	(822,352)
Annuity benefits		(5,676)	(20,938)	(2,515)	(4,653)	(2,022)	(10,260)	(855)	(949)
Contract maintenance charges (note 2)		(8,630)	(9,998)	(3,732)	(3,877)	(2,099)	(2,376)	(442)	(543)
Contingent deferred sales charges (note 2)		(4,875)	(10,248)	(1,823)	(8,083)	(1,886)	(3,654)	(838)	(1,402)
Adjustments to maintain reserves		(184)	59	253	93	(77)	(29)	(114)	(124)

Net equity transactions		(7,916,948)	(11,528,859)	(2,098,680)	(4,467,688)	(1,799,401)	(4,400,576)	(774,840)	(720,929)

Net change in contract owners’ equity		(4,361,362)	(11,120,529)	620,966	(3,721,126)	(478,095)	(5,414,079)	(530,307)	(1,217,269)
Contract owners’ equity beginning of period		34,177,766	45,298,295	17,451,033	21,172,159	9,189,166	14,603,245	2,562,768	3,780,037

Contract owners’ equity end of period	$	29,816,404	34,177,766	18,071,999	17,451,033	8,711,071	9,189,166	2,032,461	2,562,768

CHANGES IN UNITS:
Beginning units		3,388,171	4,519,695	891,845	1,121,955	878,907	1,276,150	193,393	242,542
Units purchased		81,906	107,629	130,681	89,206	93,817	30,466	9,699	45,566
Units redeemed		(810,078)	(1,239,153)	(231,395)	(319,316)	(256,446)	(427,709)	(65,857)	(94,715)

Ending units		2,659,999	3,388,171	791,131	891,845	716,278	878,907	137,235	193,393

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRMIC		WRMCG		WRMMP		WRRESP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(15,377)	(20,256)	(52,243)	(69,413)	(83,813)	(101,608)	(15,213)	(15,769)
Realized gain (loss) on investments		105,587	402,197	379,043	590,167	-	-	387,609	32,040
Change in unrealized gain (loss) on investments		(70,543)	(514,952)	(273,708)	(744,366)	-	-	(63,926)	51,010
Reinvested capital gains		82,092	-	352,567	166,823	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		101,759	(133,011)	405,659	(56,789)	(83,813)	(101,608)	308,470	67,281

Equity transactions:
Purchase payments received from contract owners (note 3)		6,044	16,214	43,041	43,834	1,769,120	734,317	43,728	10,490
Transfers between funds		(39,033)	(82,932)	(185,182)	(553,936)	2,350,449	9,667,079	(172,583)	8,527
Redemptions (note 3)		(236,438)	(433,064)	(836,727)	(1,020,224)	(6,241,685)	(9,991,359)	(461,737)	(570,359)
Annuity benefits		(78)	(75)	(477)	(477)	-	-	(68)	(64)
Contract maintenance charges (note 2)		(200)	(261)	(513)	(567)	(1,757)	(2,315)	(332)	(348)
Contingent deferred sales charges (note 2)		(437)	(1,025)	(461)	(2,592)	(898)	(9,270)	(371)	(911)
Adjustments to maintain reserves		(29)	(39)	(25)	(43)	1	(18)	(16)	(55)

Net equity transactions		(270,171)	(501,182)	(980,344)	(1,534,005)	(2,124,770)	398,434	(591,379)	(552,720)

Net change in contract owners’ equity		(168,412)	(634,193)	(574,685)	(1,590,794)	(2,208,583)	296,826	(282,909)	(485,439)
Contract owners’ equity beginning of period		1,052,850	1,687,043	3,749,378	5,340,172	7,536,636	7,239,810	2,075,394	2,560,833

Contract owners’ equity end of period	$	884,438	1,052,850	3,174,693	3,749,378	5,328,053	7,536,636	1,792,485	2,075,394

CHANGES IN UNITS:
Beginning units		75,276	110,484	241,636	337,575	720,067	681,558	144,054	184,054
Units purchased		12,739	28,105	10,512	26,604	579,103	1,081,629	9,766	37,809
Units redeemed		(30,665)	(63,313)	(69,287)	(122,543)	(785,273)	(1,043,120)	(46,579)	(77,809)

Ending units		57,350	75,276	182,861	241,636	513,897	720,067	107,241	144,054

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

		WRSTP		WRSCP		WRSCV		WRVP
		2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$	(278,478)	(340,934)	(207,893)	(281,916)	(12,389)	(17,568)	(14,241)	(94,081)
Realized gain (loss) on investments		323,503	1,674,457	79,372	828,950	150,301	300,344	(428,653)	(79,634)
Change in unrealized gain (loss) on investments		2,910,354	(3,526,297)	482,914	(2,886,554)	(29,078)	(503,625)	1,194,236	(839,991)
Reinvested capital gains		1,368,284	836,541	326,069	163,051	78,476	-	814,863	-

Net increase (decrease) in contract owners’ equity resulting from operations		4,323,663	(1,356,233)	680,462	(2,176,469)	187,310	(220,849)	1,566,205	(1,013,706)

Equity transactions:
Purchase payments received from contract owners (note 3)		162,127	120,597	168,079	135,267	35,281	28,454	145,039	109,546
Transfers between funds		(308,188)	(1,212,264)	(506,496)	(142,430)	(21,851)	(977,874)	(802,329)	(763,106)
Redemptions (note 3)		(4,530,536)	(4,979,227)	(3,191,210)	(4,646,113)	(307,758)	(240,407)	(2,150,010)	(3,329,570)
Annuity benefits		(4,619)	(19,997)	(34)	(36)	(48)	(53)	(2,934)	(17,517)
Contract maintenance charges (note 2)		(5,160)	(5,765)	(4,463)	(5,358)	(222)	(308)	(2,798)	(3,419)
Contingent deferred sales charges (note 2)		(2,514)	(7,327)	(2,436)	(4,901)	(623)	(393)	(1,626)	(5,018)
Adjustments to maintain reserves		(29)	920	(94)	58	(19)	(33)	(96)	(33)

Net equity transactions		(4,688,919)	(6,103,063)	(3,536,654)	(4,663,513)	(295,240)	(1,190,614)	(2,814,754)	(4,009,117)

Net change in contract owners’ equity		(365,256)	(7,459,296)	(2,856,192)	(6,839,982)	(107,930)	(1,411,463)	(1,248,549)	(5,022,823)
Contract owners’ equity beginning of period		18,043,418	25,502,714	14,928,159	21,768,141	1,231,162	2,642,625	10,213,232	15,236,055

Contract owners’ equity end of period	$	17,678,162	18,043,418	12,071,967	14,928,159	1,123,232	1,231,162	8,964,683	10,213,232

CHANGES IN UNITS:
Beginning units		1,355,960	1,779,736	1,153,182	1,482,074	99,128	183,246	817,181	1,112,557
Units purchased		34,636	49,051	38,381	111,711	7,714	10,159	18,931	43,366
Units redeemed		(336,802)	(472,827)	(291,736)	(440,603)	(29,463)	(94,277)	(223,400)	(338,742)

Ending units		1,053,794	1,355,960	899,827	1,153,182	77,379	99,128	612,712	817,181

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Balanced (WRBP)

Variable Insurance Portfolios - Bond (WRBDP)

Variable Insurance Portfolios - Core Equity (WRCEP)

Variable Insurance Portfolios - Dividend Opportunities (WRDIV)

Variable Insurance Portfolios - Energy (WRENG)

Variable Insurance Portfolios - Global Natural Resources (WRGNR)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - International Growth (WRIP)

Variable Insurance Portfolios - International Core Equity (WRI2P)

Variable Insurance Portfolios - Micro Cap Growth (WRMIC)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Money Market (WRMMP)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

Variable Insurance Portfolios - Small Cap Growth (WRSCP)

Variable Insurance Portfolios - Small Cap Value (WRSCV)

Variable Insurance Portfolios - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 8% of the purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 8 years the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Contingent Deferred Sales Charge (CDSC) Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide VA Separate Account-D Options	Waddell & Reed Select
Mortality and Expense Risk Charge - Recurring	1.35%
CDSC Option:
Seven Year CDSC	0.05%
Death Benefit Options:
Maximum Anniversary Death Benefit	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Five Year Reset Death Benefit	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) most recent five year contract value before 86th birthday less surrenders
Nursing Home and Long Term Care	0.05%
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
5% Interest	0.45%
Maximum Anniversary	0.30%
Beneficiary Protector Option	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to the contract.

Maximum Variable Account Charges* :	2.45%

* When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR

1.35%	$1,038,735	$185,958	$68,490	$147,140	$114,908	$12,781	$4,591	$23,950
1.40%	546,180	82,772	23,329	62,754	67,789	5,570	4,053	13,525
1.45%	52,147	8,398	4,979	4,123	10,653	140	-	180
1.50%	1,239,660	193,848	41,356	100,399	178,583	17,081	7,542	31,785
1.55%	108,520	12,990	9,966	12,195	18,239	1,659	302	1,278
1.60%	6,277	222	634	458	1,324	-	-	-
1.65%	87,631	17,405	1,926	13,697	4,857	3,485	2,231	5,642
1.70%	1,625	77	246	429	402	-	-	39
1.75%	9,474	1,516	1,177	1,328	678	67	-	105
1.80%	240,784	45,464	13,451	34,748	32,115	3,321	1,040	4,452
1.85%	61,777	11,360	8,959	8,873	7,309	1,352	665	468
1.90%	28,675	6,723	131	4,085	1,666	228	22	745
1.95%	67,910	11,272	3,257	10,793	7,590	799	560	2,287
2.00%	7,903	682	1,042	514	2,234	-	221	455
2.05%	5,656	1,857	337	1,236	212	77	169	230
2.35%	2,493	557	-	350	13	77	191	174
Totals	$3,505,447	$581,101	$179,280	$403,122	$448,572	$46,637	$21,587	$85,315

	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRRESP

1.35%	$120,931	$66,941	$43,762	$11,673	$3,048	$12,026	$42,468	$7,751
1.40%	101,978	35,833	22,436	4,734	1,970	4,638	11,007	3,319
1.45%	11,960	2,746	475	192	83	117	283	36
1.50%	170,132	98,481	48,635	12,652	7,561	26,536	21,639	16,393
1.55%	13,176	14,692	3,861	466	816	821	1,170	453
1.60%	1,605	40	453	157	-	-	220	-
1.65%	4,047	7,978	2,426	1,581	770	3,792	250	1,088
1.70%	27	-	153	-	-	50	63	-
1.75%	1,368	1,281	62	52	-	-	262	-
1.80%	30,198	20,692	4,853	1,635	447	1,673	4,938	521
1.85%	8,431	4,552	842	318	415	913	84	54
1.90%	3,007	1,636	1,348	310	163	743	1,368	634
1.95%	8,729	6,437	2,516	260	104	926	1,235	318
2.00%	1,189	370	137	163	-	-	-	-
2.05%	401	86	-	-	-	-	-	-
2.35%	475	-	3	3	-	8	-	-
	$477,654	$261,765	$131,962	$34,196	$15,377	$52,243	$84,987	$30,567

	WRSTP	WRSCP	WRSCV	WRVP

1.35%	$75,640	$50,085	$5,153	$41,439
1.40%	44,267	36,750	2,147	17,309
1.45%	2,535	1,927	28	3,292
1.50%	113,171	91,609	6,719	55,538
1.55%	8,631	4,042	513	3,250
1.60%	202	390	171	401
1.65%	8,487	3,729	1,218	3,022
1.70%	74	47	-	18
1.75%	241	415	-	922
1.80%	16,799	10,137	1,415	12,885
1.85%	1,980	2,578	-	2,624
1.90%	1,691	2,341	25	1,809
1.95%	4,052	3,028	356	3,391
2.00%	518	219	-	159
2.05%	87	76	-	888
2.35%	103	520	8	11
	$278,478	$207,893	$17,753	$146,958

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $1,141,821 and $884,899, respectively, and total transfers from the Account to the fixed account were $4,475,979 and $4,152,619, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $96,478 and $125,017 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$219,246,932	$0	$0	$219,246,932

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2012 are as follows:
		Purchases of Investments	Sales of Investments
Variable Insurance Portfolios - Asset Strategy (WRASP)		$2,090,346	$9,617,240
Variable Insurance Portfolios - Balanced (WRBP)		1,143,524	3,542,015
Variable Insurance Portfolios - Bond (WRBDP)		2,897,688	8,485,653
Variable Insurance Portfolios - Core Equity (WRCEP)		3,594,487	10,122,005
Variable Insurance Portfolios - Dividend Opportunities (WRDIV)		383,571	1,011,133
Variable Insurance Portfolios - Energy (WRENG)		64,603	543,616
Variable Insurance Portfolios - Global Natural Resources (WRGNR)		1,316,968	2,448,538
Variable Insurance Portfolios - Growth (WRGP)		2,990,599	8,978,458
Variable Insurance Portfolios - High Income (WRHIP)		3,185,368	4,437,057
Variable Insurance Portfolios - International Growth (WRIP)		1,720,140	2,859,461
Variable Insurance Portfolios - International Core Equity (WRI2P)		179,648	912,372
Variable Insurance Portfolios - Micro Cap Growth (WRMIC)		262,751	466,207
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)		479,577	1,159,601
Variable Insurance Portfolios - Money Market (WRMMP)		2,894,086	5,102,692
Variable Insurance Portfolios - Real Estate Securities (WRRESP)		113,525	720,135
Variable Insurance Portfolios - Science and Technology (WRSTP)		1,551,206	5,150,350
Variable Insurance Portfolios - Small Cap Growth (WRSCP)		499,764	3,918,208
Variable Insurance Portfolios - Small Cap Value (WRSCV)		178,838	408,007
Variable Insurance Portfolios - Value (WRVP)		1,110,305	3,124,419

	Total	$26,656,994	$73,007,168

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios - Asset Strategy (WRASP)
2012	1.35% to 2.35%	1,516,118	$ 24.85 to $ 22.89	$37,093,078	1.18%	17.56% to 16.37%
2011	1.35% to 2.35%	1,837,498	21.14 to 19.67	38,293,523	1.05%	-8.46% to -9.38%
2010	1.35% to 2.35%	2,477,932	23.09 to 21.71	56,412,620	1.09%	7.21% to 6.12%
2009	1.35% to 2.35%	2,964,532	21.54 to 20.46	63,045,401	0.37%	23.36% to 22.11%
2008	1.35% to 2.35%	3,329,086	17.46 to 16.75	57,472,124	0.40%	-26.80% to -27.54%
Variable Insurance Portfolios -Balanced (WRBP)
2012	1.35% to 2.05%	714,648	15.60 to 14.32	10,983,578	1.53%	10.23% to 9.45%
2011	1.35% to 2.05%	921,286	14.15 to 13.08	12,864,168	1.51%	1.92% to 1.20%
2010	1.35% to 2.00%	1,205,532	13.89 to 12.99	16,533,021	1.99%	15.53% to 14.77%
2009	1.35% to 2.00%	1,451,196	12.02 to 11.32	17,240,292	2.04%	11.70% to 10.96%
2008	1.35% to 2.00%	1,747,854	10.76 to 10.20	18,615,708	0.10%	-22.06% to -22.58%
Variable Insurance Portfolios -Bond (WRBDP)
2012	1.35% to 2.35%	1,581,219	15.95 to 13.63	24,827,412	3.21%	4.35% to 3.29%
2011	1.35% to 2.35%	1,987,103	15.28 to 13.19	29,961,786	2.59%	5.86% to 4.79%
2010	1.35% to 2.35%	2,433,445	14.43 to 12.59	34,721,668	3.99%	4.61% to 3.55%
2009	1.35% to 2.35%	2,743,047	13.80 to 12.16	37,472,944	3.68%	5.72% to 4.65%
2008	1.35% to 2.35%	2,873,813	13.05 to 11.62	37,153,746	0.09%	-1.04% to -2.05%
Variable Insurance Portfolios -Core Equity (WRCEP)
2012	1.35% to 2.05%	2,212,019	12.75 to 11.70	27,776,839	0.60%	17.00% to 16.17%
2011	1.35% to 2.35%	3,003,913	10.90 to 10.31	32,276,162	0.36%	0.29% to -0.72%
2010	1.35% to 2.35%	3,872,913	10.87 to 10.38	41,538,468	1.02%	19.26% to 18.06%
2009	1.35% to 2.35%	4,983,574	9.11 to 8.79	44,868,861	1.03%	22.35% to 21.11%
2008	1.35% to 2.35%	6,029,933	7.45 to 7.26	44,434,406	0.17%	-35.65% to -36.31%
Variable Insurance Portfolios -Dividend Opportunities (WRDIV)
2012	1.35% to 2.05%	212,283	14.15 to 13.30	2,968,794	1.08%	11.65% to 10.85%
2011	1.35% to 2.35%	258,183	12.67 to 11.72	3,237,913	1.01%	-5.97% to -6.93%
2010	1.35% to 2.35%	358,605	13.48 to 12.59	4,786,245	1.16%	14.80% to 13.64%
2009	1.35% to 2.35%	458,071	11.74 to 11.08	5,335,568	1.01%	16.29% to 15.11%
2008	1.35% to 2.35%	548,319	10.10 to 9.63	5,500,347	0.08%	-36.78% to -37.42%
Variable Insurance Portfolios -Energy (WRENG)
2012	1.35% to 2.35%	108,850	10.95 to 10.23	1,180,624	0.00%	0.00% to -1.01%
2011	1.35% to 2.35%	151,586	10.95 to 10.34	1,645,334	0.00%	-10.31% to -11.21%
2010	1.35% to 2.35%	196,756	12.21 to 11.64	2,384,326	0.29%	20.31% to 19.09%
2009	1.35% to 2.35%	245,438	10.15 to 9.77	2,476,432	0.00%	38.58% to 37.18%
2008	1.35% to 2.35%	215,075	7.32 to 7.13	1,567,938	0.08%	-46.88% to -47.42%
Variable Insurance Portfolios -Global Natural Resources (WRGNR)
2012	1.35% to 2.35%	372,835	12.58 to 11.65	4,645,144	0.00%	0.51% to -0.52%
2011	1.35% to 2.35%	491,079	12.52 to 11.71	6,095,696	0.00%	-22.51% to -23.29%
2010	1.35% to 2.35%	755,918	16.16 to 15.26	12,115,603	0.00%	15.49% to 14.32%
2009	1.35% to 2.35%	931,185	13.99 to 13.35	12,942,249	0.00%	71.30% to 69.56%
2008	1.35% to 2.35%	693,314	8.17 to 7.87	5,631,938	1.24%	-61.98% to -62.37%
Variable Insurance Portfolios -Growth (WRGP)
2012	1.35% to 2.35%	2,659,999	11.37 to 10.80	29,806,000	0.06%	11.22% to 10.09%
2011	1.35% to 2.35%	3,388,171	10.22 to 9.81	34,163,011	0.40%	0.75% to -0.27%
2010	1.35% to 2.35%	4,519,695	10.15 to 9.84	45,263,021	0.65%	11.06% to 9.94%
2009	1.35% to 2.35%	5,671,291	9.14 to 8.95	51,201,683	0.39%	25.36% to 24.09%
2008	1.35% to 2.35%	7,038,432	7.29 to 7.21	50,774,492	0.00%	-37.14% to -37.77%
Variable Insurance Portfolios -High Income (WRHIP)
2012	1.35% to 2.05%	791,131	23.22 to 21.31	18,050,573	6.35%	17.04% to 16.20%
2011	1.35% to 2.05%	891,845	19.84 to 18.33	17,430,621	7.31%	3.84% to 3.11%
2010	1.35% to 2.05%	1,121,955	19.10 to 17.78	21,148,200	7.79%	13.31% to 12.51%
2009	1.35% to 2.20%	1,358,433	16.86 to 15.59	22,635,236	9.14%	44.44% to 43.20%
2008	1.35% to 2.20%	1,458,538	11.67 to 10.88	16,849,168	0.60%	-22.87% to -23.54%
Variable Insurance Portfolios -International Growth (WRIP)
2012	1.35% to 2.00%	716,278	12.31 to 11.36	8,703,012	2.06%	16.46% to 15.69%
2011	1.35% to 2.35%	878,907	10.57 to 10.15	9,180,321	0.42%	-8.57% to -9.50%
2010	1.35% to 2.35%	1,276,150	11.56 to 11.21	14,583,184	0.98%	13.24% to 12.09%
2009	1.35% to 2.35%	1,513,817	10.21 to 10.00	15,292,605	1.43%	25.18% to 23.91%
2008	1.35% to 2.35%	1,417,003	8.16 to 8.07	11,443,699	0.23%	-42.93% to -43.51%
Variable Insurance Portfolios -International Core Equity (WRI2P)
2012	1.35% to 2.00%	137,235	14.90 to 14.07	2,024,592	2.41%	11.79% to 11.06%
2011	1.35% to 2.35%	193,393	13.33 to 12.33	2,554,838	1.52%	-15.05% to -15.91%
2010	1.35% to 2.35%	242,542	15.69 to 14.66	3,769,617	1.46%	12.55% to 11.42%
2009	1.35% to 2.35%	328,987	13.94 to 13.16	4,548,077	3.29%	35.12% to 33.75%
2008	1.35% to 2.35%	341,773	10.31 to 9.84	3,502,688	0.42%	-43.04% to -43.62%

(Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D NOTES TO FINANCIAL STATEMENTS December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Variable Insurance Portfolios -Micro Cap Growth (WRMIC)
2012	1.35% to 1.95%	57,350	$ 15.58 to $ 14.78	$883,384	0.00%	10.33% to 9.66%
2011	1.35% to 1.95%	75,276	14.12 to 13.47	1,051,833	0.00%	-8.27% to -8.82%
2010	1.35% to 2.00%	110,484	15.39 to 14.73	1,685,864	0.00%	38.96% to 38.04%
2009	1.35% to 2.00%	102,263	11.08 to 10.67	1,124,052	0.00%	39.38% to 38.46%
2008	1.35% to 2.00%	82,643	7.95 to 7.71	652,769	0.00%	-48.74% to -49.08%
Variable Insurance Portfolios -Mid Cap Growth (WRMCG)
2012	1.35% to 2.00%	182,861	17.50 to 16.65	3,167,930	0.00%	12.02% to 11.28%
2011	1.35% to 2.35%	241,636	15.63 to 14.61	3,742,907	0.01%	-1.90% to -2.89%
2010	1.35% to 2.35%	337,575	15.93 to 15.05	5,333,118	0.04%	29.78% to 28.47%
2009	1.35% to 2.35%	311,310	12.27 to 11.71	3,797,671	0.00%	44.68% to 43.22%
2008	1.35% to 2.35%	233,592	8.48 to 8.18	1,971,221	0.03%	-37.09% to -37.73%
Variable Insurance Portfolios -Money Market (WRMMP)
2012	1.35% to 2.00%	513,897	10.45 to 9.65	5,328,053	0.02%	-1.33% to -1.99%
2011	1.35% to 2.00%	720,067	10.59 to 9.85	7,536,636	0.02%	-1.33% to -1.97%
2010	1.35% to 2.00%	681,558	10.74 to 10.04	7,239,810	0.08%	-1.28% to -1.93%
2009	1.35% to 2.00%	839,513	10.88 to 10.24	9,035,657	1.07%	-0.35% to -1.00%
2008	1.35% to 2.00%	2,081,236	10.91 to 10.35	22,538,070	2.04%	0.80% to 0.14%
Variable Insurance Portfolios -Real Estate Securities (WRRESP)
2012	1.35% to 1.95%	107,241	16.87 to 16.03	1,791,438	0.74%	16.12% to 15.42%
2011	1.35% to 1.95%	144,054	14.53 to 13.89	2,074,433	0.79%	3.59% to 2.97%
2010	1.35% to 2.00%	184,054	14.03 to 13.44	2,559,847	1.89%	26.78% to 25.94%
2009	1.35% to 2.00%	224,433	11.06 to 10.67	2,465,572	3.16%	21.95% to 21.15%
2008	1.35% to 2.00%	256,666	9.07 to 8.81	2,313,397	0.51%	-36.90% to -37.32%
Variable Insurance Portfolios -Science and Technology (WRSTP)
2012	1.35% to 2.35%	1,053,794	17.00 to 17.23	17,663,368	0.00%	26.10% to 24.82%
2011	1.35% to 2.35%	1,355,960	13.48 to 13.81	18,027,517	0.00%	-7.04% to -7.98%
2010	1.35% to 2.35%	1,779,736	14.50 to 15.00	25,466,019	0.00%	11.23% to 10.11%
2009	1.35% to 2.35%	2,108,301	13.04 to 13.63	27,148,673	0.00%	41.90% to 40.46%
2008	1.35% to 2.35%	2,426,938	9.19 to 9.70	22,049,771	0.00%	-34.78% to -35.45%
Variable Insurance Portfolios -Small Cap Growth (WRSCP)
2012	1.35% to 2.35%	899,827	13.62 to 12.22	12,071,525	0.00%	3.74% to 2.69%
2011	1.35% to 2.35%	1,153,182	13.12 to 11.90	14,927,705	0.00%	-11.81% to -12.70%
2010	1.35% to 2.35%	1,482,074	14.88 to 13.63	21,767,595	0.00%	27.11% to 25.82%
2009	1.35% to 2.35%	1,790,137	11.71 to 10.83	20,714,979	0.42%	32.90% to 31.56%
2008	1.35% to 2.35%	2,052,959	8.81 to 8.24	17,895,705	0.00%	-40.00% to -40.61%
Variable Insurance Portfolios -Small Cap Value (WRSCV)
2012	1.35% to 1.95%	77,379	14.67 to 13.92	1,122,503	0.45%	17.03% to 16.31%
2011	1.35% to 2.35%	99,128	12.54 to 11.59	1,230,499	0.56%	-13.96% to -14.84%
2010	1.35% to 2.35%	183,246	14.57 to 13.61	2,641,805	0.08%	24.71% to 23.45%
2009	1.35% to 2.35%	191,692	11.68 to 11.03	2,220,162	0.00%	27.40% to 26.11%
2008	1.35% to 2.35%	226,716	9.17 to 8.74	2,065,133	0.25%	-27.13% to -27.87%
Variable Insurance Portfolios -Value (WRVP)
2012	1.35% to 2.05%	612,712	14.87 to 13.69	8,963,802	1.36%	17.27% to 16.44%
2011	1.35% to 2.35%	817,181	12.68 to 11.38	10,209,722	0.76%	-8.57% to -9.49%
2010	1.35% to 2.35%	1,112,557	13.87 to 12.57	15,214,357	0.92%	17.11% to 15.92%
2009	1.35% to 2.35%	1,303,371	11.84 to 10.84	15,241,355	2.01%	24.93% to 23.67%
2008	1.35% to 2.35%	1,625,853	9.48 to 8.77	15,246,973	0.23%	-34.71% to -35.37%
Ivy Fund Variable Insurance Portfolios, Inc. -Mortgage Securities (obsolete) (WRMSP)
2009	1.35% to 2.00%	132,919	10.18 to 9.82	1,343,830	5.39%	6.91% to 6.20%
2008	1.35% to 2.00%	162,167	9.52 to 9.25	1,533,287	0.89%	-12.15% to -12.73%

2012 Reserves for annuity contracts in payout phase:				195,340
2012 Contract owners equity:				$219,246,989
2011 Reserves for annuity contracts in payout phase:				221,369
2011 Contract owners equity:				$246,725,994
2010 Reserves for annuity contracts in payout phase:				367,611
2010 Contract owners equity:				$335,531,999
2009 Reserves for annuity contracts in payout phase:				469,345
2009 Contract owners equity:				$360,620,644
2008 Reserves for annuity contracts in payout phase:				386,352
2008 Contract owners equity:				$339,598,932

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

(Continued)